March 4, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 217 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectus and Statement of Additional Information dated February 27, 2009 included in Post-Effective Amendment No. 217, as filed electronically via EDGAR with the Commission on February 27, 2009.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.
Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan

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